LONG-TERM DEBT - Interest Expense and Payments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense [Abstract]
Capitalized interest	CAD (280)	CAD (259)	CAD (287)
Amortization and other financial charges	31	55	(21)
Interest expense	1,398	1,235	1,046
Interest payments on long-term debt and junior subordinated notes, net of interest capitalized on construction projects	1,295	1,160	1,047
Short-term debt
Interest Expense [Abstract]
Interest on debt	44	52	73
Total long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,487	1,317	1,216
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	CAD 116	CAD 70	CAD 65